Investments (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Non-specific reserves	$ (11)	$ (27)
Mortgage loans, net of allowance [Member]
Summary of the amortized cost of mortgage loans
Total amortized cost	5,871	5,808
Total valuation allowance	44	60
Mortgage loans, net of allowance	5,827	5,748
Mortgage loans, net of allowance [Member] | Non Specific Reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	5,820	5,672
Non-specific reserves	33	33
Mortgage loans, net of allowance [Member] | Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	51	136
Specific reserves	$ 11	$ 27